Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income taxes attributed to the operations in China
Current	$ (3,034)	$ (1,620)	$ 0
Deferred	518	162	2,225
Total income tax benefit (expense)	$ (2,516)	$ (1,458)	$ 2,225